Right-of-Use Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Nov. 30, 2025
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Schedule of Lease Cost	As the remaining lease term during the audit period was less than twelve months, this lease was not recognized as a right-of-use asset and lease liability.
Description of lease	Lease term
Office at Unit 1203C, 12th Floor, Tower 1, Admiralty Centre, 18 Harcourt Road, Hong Kong	From March 15, 2025 through March 14, 2027.

(a) Amounts recognized in the consolidated balance sheet:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Right-of-use assets	353,218	666,475	85,588

Operating lease liabilities
Current	293,792	499,296	64,119
Non-current	—	167,179	21,469
	293,792	666,475	85,588

(b) A summary of lease cost recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	For the Years Ended November 30,
	2023	2024	2025
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	727,315	828,723	511,680	65,710
Interest of lease liabilities	35,832	23,531	12,384	1,590
Cash paid for operating leases	757,329	887,040	360,300	46,269
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,750,851	—	372,684	47,860
Termination of operating lease right-of-use assets and operating lease liabilities	128,418	—	0	0

Schedule of Operating Lease Liabilities

(c) The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of November 30, 2025:

	Twelve months ended
	November 30,
	HK$	US$
2025
Total future lease payments	679,494	87,260
Less: imputed interest	(13,019)	(1,672)
Present value of lease obligation	666,475	85,588